SHARE OPTION RESERVE	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SHARE OPTION RESERVE

NOTE 11. SHARE OPTION RESERVE

The share option reserve reflects the reserve of compensation expense recognized over the vesting period based upon the grant date fair value of the Company’s equity settled grants calculated in accordance with IFRS 2, “Share-based Payment”.

Amended and Restated 2021 Equity Incentive Plan and Grants of Share Options and Restricted Stock Units

The following table provides the activity for the Company’s share option reserve for the years ended March 31, 2025 and 2024 (in thousands):

	Years Ended March 31,
	2025		2024

Balance, beginning of year	$23,841		$21,204
Share-based compensation expense	321	(1)	2,637
Correction of prior period overstated share-based compensation expense	(632	)(2)	-
Balance, end of year	$23,530		$23,841

(1)	Amount is net of $0.6 million reversal of share-based compensation expense for unvested share options forfeited during the fiscal year ended. Refer to “Revision of Prior Period Financial Statements” in Note 3, Basis of Presentation for further details.

(2)	Amount represents the correction as of March 31, 2025 for the overstated share-based compensation expenses in Fiscal 2022 and Fiscal 2024.

On August 15, 2024, the Company effected a reverse share split of its ordinary shares at a ratio of 1-for-20. All share and per share information have been retroactively adjusted to reflect the impact of the reverse share split unless otherwise noted. See Note 1, “Nature of Operations” and Note 10, “Capital Stock and Reserves” for further discussion on the reverse share split.

The 2021 Equity Incentive Plan (the “Equity Incentive Plan”), as amended on January 19, 2022, allows for the grant of equity awards up to 248,043 or 15% of shares currently issued and outstanding, 1,653,622 as of March 31, 2025.

On March 7, 2025, the Board authorized the grant of a total of 160,000 options to purchase ordinary shares at a per share rate of $4.45, once vested, shall be exercisable for the period ending 10 years after the date of grant. Vesting will accelerate on a change of control of the Company. The options had a per share fair value of $4.04 and vest as to one-quarter immediately and the balance as to one-third on each March 7, 2026, 2027 and 2028. The grants were made to certain directors, officers and employees. The options were issued as discretionary options under the 2021 Equity Incentive Plan, and not part of any regularly constituted compensation plan.

The changes in the number of share options issued and outstanding for the fiscal years ended March 31, 2025 and 2024 were as follows:

	Years Ended March 31,
	2025	2024
Balance, beginning of period	90,281	98,171
Granted	160,000	—
Expired or forfeited	(25,164)	(7,890)
Balance, end of period	225,117	90,281
Exercisable, end of period	102,855	57,306
Available for future awards	17,516	34,827

The table above does not include fully vested restricted stock units (“RSUs”) granted to certain executives in January 2021 and January 2022. In January 2024, the Company issued 308 shares for the exercise of 470 RSUs net of 162 shares withheld to pay for an employee’s payroll taxes. In September 2024, the Company issued 882 shares for the exercise of 1,152 RSUs net of 270 shares withheld to pay for an employee’s payroll taxes. In December 2024, the Company issued 8,173 shares for the exercise of 11,905 RSUs net of 3,732 shares withheld to pay for an employee’s payroll taxes. As of March 31, 2025, there were 5,410 RSUs granted and outstanding, of which 4,550 and 860 RSUs expire on January 13, 2031 and January 19, 2032, respectively.

The weighted-average estimated fair value of share options granted during the year ended March 31, 2025 was $4.04 per share, using the Black-Scholes option pricing model with the following weighted-average assumptions:

Year Ended March 31, 2025
Grant Price	$4.45
Expected life (in years)	5.75
Risk-free interest rates	4.14%
Volatility	135.80%
Dividend yield	—%

There were no share options granted during the year ended March 31, 2024.

The following is the weighted average exercise price and the remaining contractual life for outstanding options under the Equity Incentive Plan as of March 31, 2025 and 2024:

	As of March 31,
	2025	2024
Weighted average exercise price	$62.51	$203.60
Weighted average remaining contractual life (in years)	9.10	7.86

Share options granted and outstanding at the end of the year have the following expiration dates and exercise prices:

Grant Date	Expiration Date	Exercise Price $	Share Options as of March 31, 2025
January 13, 2021	January 13, 2031	355.00	25,650
January 19, 2022	January 19, 2032	204.40	12,820
February 15, 2022	February 15, 2032	171.80	690
June 8, 2022	June 8, 2032	220.00	-
July 27, 2022	July 27, 2032	201.20	-
March 30, 2023	March 30, 2033	58.40	25,957
March 7, 2025	March 7, 2035	4.45	160,000
Total			225,117

The vested options can be exercised at any time in accordance with the applicable option agreement. The exercise price was greater than the market price for all options outstanding as of March 31, 2025 and 2024, except for 40,000 vested options and 120,000 unvested options as of March 31, 2025.

During Fiscal 2025, the Company recorded approximately $0.3 million of share-based compensation, which reflects an additional $0.3 million in share-based compensation expense for the accelerated vesting of certain employee share options offset by $0.6 million reversal of share-based compensation for unvested share options forfeited during the year. The Company recorded approximately $2.6 million and $4.3 million of share-based compensation expense in the years ended March 31, 2024 and 2023, respectively.